INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets, net
Continuing Operations [Member]
Tax expense at the federal statutory rate	(850,030)	(1,141,370)
State tax expense, net of federal tax effect
Effect of foreign operations		(27,713)
Effect of income tax rate change
Permanent timing differences	772,183	(147,563)
Temporary timing differences	27,299	8,271
Deffered tax assets, gross	(50,548)	(1,252,950)
Deferred income tax asset valuation allowance	50,548	1,252,950
Deferred tax assets, net
Discontinued Operations [Member]
Tax expense at the federal statutory rate	66,918	(1,141,370)
State tax expense, net of federal tax effect
Effect of foreign operations	(27,739)	27,713
Effect of income tax rate change
Permanent timing differences	(1,834,306)	(147,563)
Temporary timing differences	63,004	8,271
Deffered tax assets, gross	(1,732,123)	(1,252,950)
Deferred income tax asset valuation allowance	1,732,123	1,252,950
Deferred tax assets, net